Pensions and post-retirement benefits - Balance sheet reconciliation (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	£ 3,633
Current service cost	(28)		£ (58)
Interest costs or income on scheme liabilities or assets	122		26
Past service cost	(20)		0
Net defined benefit liability (asset), end of period	4,559		3,633
Net surplus	4,559		3,633
Retirement benefit assets	4,743		3,879
Retirement benefit liabilities	(184)		(246)
UKRF | UK
Reconciliation of changes in net assets available for benefits [abstract]
Current service cost	(209)
UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	3,819
Net defined benefit liability (asset), end of period	4,690		3,819
Net surplus	4,690		3,819
Retirement benefit assets	4,690		3,819
Retirement benefit liabilities	0		0
Defined benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(31,834)	$ (31,834)	(33,131)
Current service cost	(209)		(240)
Interest costs or income on scheme liabilities or assets	(725)		(422)
Past service cost	(20)		0
Remeasurement gain/(loss) - financial	10,995		849
Remeasurement gain/(loss) - demographic	268		53
Remeasurement (loss)/gain - experience	(521)		(249)
Employee contributions	(4)		(4)
Benefits paid	1,339		1,309
Exchange and other movements	(90)		1
Net defined benefit liability (asset), end of period	(20,801)		(31,834)
Defined benefit obligations | UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(30,859)		(32,108)
Current service cost	(197)		(225)
Interest costs or income on scheme liabilities or assets	(707)		(405)
Past service cost	(20)		0
Remeasurement gain/(loss) - financial	10,734		820
Remeasurement gain/(loss) - demographic	270		50
Remeasurement (loss)/gain - experience	(510)		(259)
Employee contributions	0		0
Benefits paid	1,299		1,268
Exchange and other movements	0		0
Net defined benefit liability (asset), end of period	(19,990)		(30,859)
Fair value of plan assets
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	35,467		34,713
Interest costs or income on scheme liabilities or assets	847		448
Employer contribution	1,807		971
Remeasurement - return on plan assets (less)/greater than discount rate	(11,510)		653
Employee contributions	4		4
Benefits paid	(1,339)		(1,309)
Exchange and other movements	84		(13)
Net defined benefit liability (asset), end of period	25,360		35,467
Fair value of plan assets | UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	34,678		33,915
Interest costs or income on scheme liabilities or assets	829		434
Employer contribution	1,785		955
Remeasurement - return on plan assets (less)/greater than discount rate	(11,313)		642
Employee contributions	0		0
Benefits paid	(1,299)		(1,268)
Exchange and other movements	0		0
Net defined benefit liability (asset), end of period	£ 24,680		£ 34,678